Borrowings and derivative financial instrument - US$ Convertible Bond (Details) R / shares in Units, $ / shares in Units, R in Millions, $ in Millions			12 Months Ended
	Nov. 21, 2023 R / $ $ / shares	Nov. 21, 2023 R / $ R / shares	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 ZAR (R) $ / shares	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2023 USD ($)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 22,728		R 20,298	R 18,383
Proceeds from borrowings, classified as financing activities			14,431		8,000	20,651
Interest charge			1,192		1,046	801
Unwinding of amortised cost			359		216	302
Loss on foreign exchange differences			2,105		1,417	950
Balance at end of the year			36,618		22,728	20,298
Current portion of balance			(11,672)	R (11,672)	(122)	(107)
Non-current portion of balance			24,946	R 24,946	22,606	20,191
Reconciliation Of Changes In Derivatives [Abstract]
Balance at beginning of the year			0		0
Initial recognition of derivative instrument			1,433		0	0
Loss on foreign exchange differences			(1,973)		(616)	(1,149)
Balance at end of the year			R 3,810		0	0
US$ Convertible bond, derivative
Disclosure of detailed information about borrowings [line items]
Conversion premium (as a percent)			32.50%
Weighted average share price (in USD/ZAR per share) | (per share)	$ 1.0088	R 18.55
Exchange rates (in ZAR per USD) | R / $	18.388	18.388
Initial conversion price (USD per share) | $ / shares				R 1.3367
Reconciliation Of Changes In Derivatives [Abstract]
Balance at beginning of the year			R 0		0	0
Initial recognition of derivative instrument			1,673		0	0
Loss on financial instruments			2,136		0	0
Loss on foreign exchange differences			1		0	0
Balance at end of the year			3,810		0	0
Current portion of balance			(3,810)	R (3,810)	0	0
Non-current portion of balance			R 0	R 0	0	0
US$ Convertible bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 500
Interest rate (as a percent)			4.25%	4.25%			4.25%
Term of facility			5 years
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 0		0	0
Proceeds from borrowings, classified as financing activities			7,455		0	0
Interest charge			36		0	0
Unwinding of amortised cost			27		0	0
Loss on foreign exchange differences			20		0	0
Balance at end of the year			7,538		0	0
Current portion of balance			(7,538)	R (7,538)	0	0
Non-current portion of balance			R 0	R 0	R 0	R 0